Debt - 6.625% Senior Notes (Details) - AV Homes Inc [Member] - USD ($) $ in Millions	May 18, 2018	May 18, 2017	Oct. 02, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Debt
Stated interest rate (percent)			6.00%
Covenant Replacement Event
Debt
Redemption amount as a percentage of principal	6.625%
6.625% Senior Notes Due 2022
Debt
Stated interest rate (percent)					6.625%	6.625%
Senior Notes
Debt
Stated interest rate (percent)		101.00%
Senior Notes | 6.625% Senior Notes Due 2022
Debt
Aggregate principal amount		$ 400.0
Stated interest rate (percent)		6.625%		6.625%
Senior Notes | 6.625% Senior Notes Due 2022 | Redemption prior to May 15, 2019 via certain equity offerings
Debt
Redemption amount as a percentage of principal		100.00%
Redemption price (percent)		106.625%
Senior Notes | 6.625% Senior Notes Due 2022 | Minimum | Redemption prior to May 15, 2019 via certain equity offerings
Debt
Remaining debt (percent)		65.00%
Senior Notes | 6.625% Senior Notes Due 2022 | Maximum | Redemption prior to May 15, 2019 via certain equity offerings
Debt
Redemption amount as a percentage of principal		35.00%
Senior Notes | 8.5% Senior Notes Due 2019
Debt
Stated interest rate (percent)		8.50%
Debt retired		$ 200.0
Senior Secured Credit Facility
Debt
Debt retired		$ 30.0